Schedule of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating tax loss carry forwards	¥ 137,997	¥ 136,584
Contingent Liability Provisions	35
Lease obligations	232
Advertising expenses in excess of deduction limit	8	8
Total deferred tax assets	138,273	136,592
Less: valuation allowances	(138,273)	(136,592)	¥ (116,863)	¥ (108,601)
Net deferred tax assets